SCHWABFUNDS

SCHWAB
CALIFORNIA
TAX-FREE
BOND FUNDS


Annual Report
August 31, 1997

Dear Shareholder,



                With the support of investors like you, SchwabFunds(R) continues
[Photo          to be among the largest and fastest-growing mutual fund families
 of             in the nation. Charles Schwab Investment Management, Inc. (CSIM)
 Charles        now manages over $50 billion in assets for more than 2.5 million
 Schwab]        SchwabFunds shareholders and offers 31 funds spanning a spectrum of financial markets and investing styles.

ENHANCING CHANNELS OF COMMUNICATION

We believe that an important part of serving your needs is keeping you informed about your investments. This report, for example, contains performance and financial data on your fund as well as an analysis of market trends during the reporting period and the impact of those trends on our portfolio management strategy. This is just one way we hope to keep communication open between you and the people managing your investments.

In addition, if you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com/schwabfunds, where you'll find a wealth of information--including monthly commentaries on market conditions from our SchwabFunds portfolio managers.

NEW INVESTMENT OPPORTUNITIES

In our ongoing commitment to provide additional investment opportunities, we recently introduced Schwab OneSource Portfolios-Small Company Fund--a professionally managed portfolio of small company mutual funds in one convenient investment. If you're looking for an easy, cost-effective way to tap into the growth potential of small companies, this fund may be an appropriate investment for you. For a free prospectus which contains more information including fees and expenses, please call our toll-free line at 1-800-435-4000. Please be sure to read the prospectus before investing.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.

                                        /s/ Charles R. Schwab
                                            Charles R. Schwab

MAKE YOUR
MONEY WORK
HARDER!

Use this Envelope to easily add
to your Schwab Bond Fund.

CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB BOND FUND INVESTMENT.

Now, you can easily add to your investment by using this convenient Schwab investment coupon. You can also have money transferred to your bond fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP)1. If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

1. The Automatic Investment Plan does not ensure profit or protect against loss in declining markets.

------------------------------------------------------------------------------
                              PLEASE DETACH HERE.

SCHWAB BOND FUND
INVESTMENT COUPON
------------------------------------------------------------------------------

Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

---------------------------------------------
NAME

$
---------------------------------------------
AMOUNT OF INVESTMENT*

X
---------------------------------------------
SIGNATURE

/ /  Check here if you would like more investment coupons for future use.

/ / Check here if you would like more information on Schwab's Automatic Investment Plan (AIP).

*THIS ENVELOPE MAY NOT BE USED FOR INITIAL INVESTMENTS. SUBSEQUENT INVESTMENT MINIMUM IS $100.

(c) 1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. Printed on recycled paper. TF5009(9/97) CRS 20155


---------------------------------------------
            SCHWAB ACCOUNT NUMBER

PLEASE INDICATE INTO WHICH SCHWAB BOND FUND YOUR MONEY SHOULD BE INVESTED. THIS ENVELOP MAY ONLY BE USED FOR PURCHASES OF FUNDS WHICH YOU ALREADY OWN AND FOR WHICH YOU HAVE A CURRENT PROSPECTUS.

/ /  Schwab Long-Term Government Bond Fund
/ /  Schwab Short/Intermediate Government Bond Fund
/ /  Schwab California Long-Term Tax-Free Bond Fund
/ /  Schwab California Short/Intermediate Tax-Free Bond Fund
/ /  Schwab Long-Term Tax-Free Fund
/ /  Schwab Short/Intermediate Tax-Free Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP MONEY FUND YOU'VE DESIGNATED IN YOUR SCHWAB ACCOUNT.

(Lift here for more information.)

CHARLES SCHWAB

JUST FOLLOW THESE EASY STEPS:

1. Fill out the Schwab investment coupon completely, including your name, account number, signature and the amount of your check. Please use a separate coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your Schwab Bond Fund investment envelope in the mail today--and start putting your money to work! If you have any questions, don't hesitate to call your local Schwab office or 1-800-435-4000.


THIS ENVELOPE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT SCHWAB BOND FUND PROSPECTUS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Attn: Dept. AIP 333-4

----------------
  NO POSTAGE
 NECESSARY IF
 MAILED IN THE
 UNITED STATES
----------------


-----------------------------------------------------------
                      BUSINESS REPLY MAIL
FIRST-CLASS MAIL     PERMIT NO. 18125     SAN FRANCISCO, CA
-----------------------------------------------------------
                POSTAGE WILL BE PAID BY ADDRESSEE


CHARLES SCHWAB & CO., INC.
PO BOX 7778
SAN FRANCISCO CA  94120-9419

     TABLE OF CONTENTS

     A WORD FROM SCHWABFUNDS(R) ......................................  2
     SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND .........  4
     SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND ..................  6
     THE PORTFOLIO MANAGEMENT TEAM ...................................  8
     MARKET OVERVIEW .................................................  9
     QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ...................... 17
     FINANCIAL STATEMENTS AND NOTES .................................. 21

A WORD FROM SCHWABFUNDS(R)

We are pleased to bring you the annual report for Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab California Long-Term Tax-Free Bond Fund (the Funds) for the year ended August 31, 1997.

During the reporting period, the Funds achieved their primary objectives of providing a high level of current income exempt from federal and State of California personal income taxes, consistent with preservation of capital.1

The chart below shows the income dividends on a per share basis paid by the Funds during each fiscal year or period since inception.


                           Income Dividends per Share

                    Label          A                B
-------------------------------------------------------
Label                              SI               LT
-------------------------------------------------------
1                   1992             0             0.51
2                   1993          0.13             0.38
3                   1994          0.37             0.56
4                   1995          0.42             0.56
5                   1996          0.43             0.57
6                   1997          0.43             0.56

                                  Fiscal Year


            Schwab California Short/Intermediate Tax-Free Bond Fund

            Schwab California Long-Term Tax-Free Bond Fund

* Period from Inception (2/24/92) through 12/31/92.
** Period from Inception (4/21/93) through 8/31/93 for Schwab California Short/Intermediate Tax-Free Bond Fund and for the eight-month period ended 8/31/93 for Schwab California Long-Term Tax-Free Bond Fund.


1 Income from the Funds may be subject to federal Alternative Minimum Tax
(AMT).

TAXABLE EQUIVALENT YIELD

The taxable equivalent yield represents the pre-tax yield a taxable investment would have to pay to equal the tax-exempt yield of an investor's tax bracket and may be helpful in evaluating the performance of a tax-exempt investment. The table below shows the Funds' 30-day SEC yields as of 8/31/97 and the taxable equivalent yields,2 assuming a maximum combined federal and State of California personal income tax rate of 45.22%. Actual tax rates may vary.


                                       30-Day SEC   Taxable Equivalent
                                          Yield     30-Day SEC Yield

Schwab California Short/Intermediate
Tax-Free Bond Fund                        4.00%          7.31%

Schwab California Long-Term
Tax-Free Bond Fund                        5.01%          9.14%


2 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least December 31, 1997 that maximum total operating expenses will not exceed 0.49%. Without fee waivers and guarantees, the Funds' yields would have been lower.

SCHWAB CALIFORNIA SHORT/INTERMEDIATE
TAX-FREE BOND FUND

The Fund invests primarily in debt securities issued by or on behalf of the State of California, its political subdivisions, agencies or instrumentalities. Under normal market conditions, the Fund seeks to maintain a dollar weighted average portfolio maturity between two and five years.

The chart below presents the Fund's portfolio as of 8/31/97 based on published ratings from Standard & Poor's Ratings Group and/or Moody's Investor Services, which are recognized rating services. Categories reflect the higher published ratings for securities rated differently by the two agencies and percentages are dollar weighted. This information is not necessarily indicative of the Fund's future holdings.


                                  [PIE CHART]

                1               AAA                     49%
                2               AA                      17%
                3               A                       22%
                4               BBB                      2%
                5               Short-term Securities   10%


The chart on the following page compares the growth of a $10,000 investment in the Fund, made at inception, with a similar investment in the Lehman Brothers 3-Year Municipal Bond Index (Lehman 3-Year Muni Index). THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS.

TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
           $10,000 INVESTMENT IN SCHWAB CALIFORNIA SHORT/INTERMEDIATE
                TAX-FREE BOND FUND AND LEHMAN 3-YEAR MUNI INDEX


                    [ ] Schwab California Short/Intermediate
                               Tax-Free Bond Fund
                          [ ] Lehman 3-Year Muni Index

                 Label                         A                        B
------------------------------------------------------------------------------
                                        Schwab California        Lehman 3-Year
Label                                   Short/Intermediate         Muni Index
                                        Tax-Free Bond Fund
------------------------------------------------------------------------------
 1              Apr 21, 93                      10000                  10000
 2              Apr-93                           9990                   9994
 3              May-93                          10037                  10021
 4              Jun-93                          10136                  10085
 5              Jul-93                          10157                  10090
 6              Aug-93                          10257                  10185
 7              Sep-93                          10328                  10229
 8              Oct-93                          10340                  10251
 9              Nov-93                          10310                  10237
10              Dec-93                          10444                  10345
11              Jan-94                          10517                  10429
12              Feb-94                          10372                  10332
13              Mar-94                          10188                  10207
14              Apr-94                          10239                  10267
15              May-94                          10272                  10315
16              Jun-94                          10253                  10318
17              Jul-94                          10356                  10404
18              Aug-94                          10390                  10441
19              Sep-94                          10350                  10415
20              Oct-94                          10280                  10390
21              Nov-94                          10167                  10371
22              Dec-94                          10227                  10416
23              Jan-95                          10350                  10502
24              Feb-95                          10503                  10613
25              Mar-95                          10598                  10708
26              Apr-95                          10614                  10744
27              May-95                          10826                  10909
28              Jun-95                          10809                  10935
29              Jul-95                          10925                  11050
30              Aug-95                          11030                  11137
31              Sep-95                          11090                  11168
32              Oct-95                          11174                  11222
33              Nov-95                          11256                  11294
34              Dec-95                          11296                  11341
35              Jan-96                          11366                  11430
36              Feb-96                          11358                  11432
37              Mar-96                          11308                  11404
38              Apr-96                          11325                  11418
39              May-96                          11332                  11428
40              Jun-96                          11393                  11497
41              Jul-96                          11466                  11560
42              Aug-96                          11483                  11577
43              Sep-96                          11557                  11648
44              Oct-96                          11634                  11730
45              Nov-96                          11742                  11839
46              Dec-96                          11737                  11845
47              Jan-97                          11776                  11897
48              Feb-97                          11837                  11955
49              Mar-97                          11762                  11893
50              Apr-97                          11815                  11944
51              May-97                          11916                  12041
52              Jun-97                          11991                  12112
53              Jul-97                          12139                  12256
54              Aug-97                          12120                  12231


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 8/31/97

                      1 Yr.       Since       30-Day          Value of a
                               Inception3    SEC Yield    $10,000 Investment

Schwab California
Short/Intermediate
Tax-Free Bond Fund4   5.54%       4.50%        4.00%            $12,120

Lehman 3-Year
Muni Index            5.65%       4.72%          -              $12,231

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/97

                                 1 Yr.          Since            30-Day
                                             Inception3         SEC Yield

Schwab California
Short/Intermediate
Tax-Free Bond Fund4               5.25%         4.42%               4.07%


3 Inception date was 4/21/93.
4 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least December 31, 1997 that maximum total operating expenses will not exceed 0.49%. Without fee waivers and guarantees, as of 8/31/97, the Fund's 30-day SEC yield and average annual one-year and since inception total returns would have been 3.49%, 5.12%, and 4.08%, respectively. Without fee waivers and guarantees, as of 6/30/97, the Fund's 30-day SEC yield and average annual one-year and since inception total returns would have been 3.55%, 4.83%, and 4.00%, respectively.

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

The Fund invests primarily in debt securities issued by or on behalf of the State of California, its political subdivisions, agencies or instrumentalities. Under normal market conditions, the Fund seeks to maintain a dollar weighted average portfolio maturity of ten years or longer.

The chart below presents the Fund's portfolio as of 8/31/97 based on published ratings from Standard & Poor's Ratings Group and/or Moody's Investor Services, which are recognized rating services. Categories reflect the higher published ratings for securities rated differently by the two agencies and percentages are dollar weighted. Please note that this information is not necessarily indicative of the Fund's future holdings.


                                  [PIE CHART]

 1              AAA                        71%
 2              AA                          7%
 3              A                          19%
 4              Short-term Securities       3%


The chart on the following page compares the growth of a $10,000 investment in the Fund, made at inception, with a similar investment in the Lehman Brothers General Obligation Municipal Bond Index (Lehman Muni Bond Index). THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS.

TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
               $10,000 INVESTMENT IN SCHWAB CALIFORNIA LONG-TERM
                 TAX-FREE BOND FUND AND LEHMAN MUNI BOND INDEX

               [ ] Schwab California Long-Term Tax-Free Bond Fund
                           [ ] Lehman Muni Bond Index

              Label                A                   B
----------------------------------------------------------------------
                          Schwab California
                              Long-Term            Lehman Muni Bond
Label                     Tax-Free Bond Fund            Index
----------------------------------------------------------------------
 1         Feb 24, 92           10000                   10000
 2         Mar-92               10099                   10004
 3         Apr-92               10217                   10093
 4         May-92               10410                   10212
 5         Jun-92               10633                   10383
 6         Jul-92               11082                   10694
 7         Aug-92               10786                   10590
 8         Sep-92               10835                   10659
 9         Oct-92               10474                   10554
10         Nov-92               10921                   10743
11         Dec-92               11110                   10853
12         Jan-93               11256                   10979
13         Feb-93               11775                   11376
14         Mar-93               11561                   11256
15         Apr-93               11674                   11370
16         May-93               11736                   11434
17         Jun-93               11969                   11624
18         Jul-93               11957                   11640
19         Aug-93               12235                   11882
20         Sep-93               12371                   12017
21         Oct-93               12412                   12041
22         Nov-93               12263                   11934
23         Dec-93               12541                   12186
24         Jan-94               12671                   12326
25         Feb-94               12304                   12006
26         Mar-94               11683                   11517
27         Apr-94               11768                   11615
28         May-94               11867                   11716
29         Jun-94               11747                   11644
30         Jul-94               12008                   11864
31         Aug-94               12026                   11905
32         Sep-94               11824                   11730
33         Oct-94               11508                   11521
34         Nov-94               11235                   11313
35         Dec-94               11420                   11562
36         Jan-95               11901                   11893
37         Feb-95               12295                   12238
38         Mar-95               12414                   12379
39         Apr-95               12407                   12394
40         May-95               12825                   12789
41         Jun-95               12613                   12677
42         Jul-95               12685                   12797
43         Aug-95               12868                   12960
44         Sep-95               12972                   13041
45         Oct-95               13228                   13230
46         Nov-95               13507                   13450
47         Dec-95               13690                   13579
48         Jan-96               13785                   13682
49         Feb-96               13664                   13589
50         Mar-96               13436                   13415
51         Apr-96               13369                   13378
52         May-96               13379                   13373
53         Jun-96               13550                   13518
54         Jul-96               13700                   13641
55         Aug-96               13693                   13639
56         Sep-96               13920                   13830
57         Oct-96               14073                   13986
58         Nov-96               14365                   14242
59         Dec-96               14283                   14182
60         Jan-97               14294                   14209
61         Feb-97               14429                   14340
62         Mar-97               14175                   14149
63         Apr-97               14316                   14268
64         May-97               14581                   14482
65         Jun-97               14706                   14637
66         Jul-97               15266                   15042
67         Aug-97               15056                   14901



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 8/31/97

                      1 Yr.    5 Yr.    Since          30-Day       Value of a
                                      Inception5    SEC Yield   $10,000 Investment

Schwab California
Long-Term Tax-Free
Bond Fund6            9.95%    6.90%     7.69%          5.01%         $15,056

Lehman Muni
Bond Index            9.25%    7.07%     7.49%            -           $14,901

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/97

                      1 Yr.  5 Yr.    Since      30-Day
                                    Inception5  SEC Yield

Schwab California
Long-Term Tax-Free
Bond Fund6            8.54%  6.70%    7.47%       5.13%

5 Inception date was 2/24/92.
6 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least December 31, 1997 that maximum total operating expenses will not exceed 0.49%. Without fee waivers and guarantees, as of 8/31/97, the Fund's 30-day SEC yield and average annual one-year, five-year, and since inception total returns would have been 4.63%, 9.60%, 6.61%, and 7.30%, respectively. Without fee waivers and guarantees, as of 6/30/97, the Fund's 30-day SEC yield and average annual one-year, five-year, and since inception total returns would have been 4.74%, 8.18%, 6.40%, and 7.08%, respectively.

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for the management of each Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

JOANNE LARKIN - Vice President and Senior Portfolio Manager, has had primary responsibility for the day-to-day management of each Fund's portfolio since their inception. Joanne joined CSIM as Portfolio Manager in February 1992 and was promoted to her current position in December 1996. Prior to joining CSIM, Joanne was Portfolio Manager for the Shearson Lehman California Municipal Bond Fund and E.F. Hutton's Municipal Cash Reserve Management.

MARKET OVERVIEW

                              Real GDP Growth Rate


         Label             A
-------------------------------
Label                  REAL GDP
-------------------------------
 1      Q1 1990         0.041
 2      Q2 1990         0.013
 3      Q3 1990        -0.019
 4      Q4 1990        -0.041
 5      Q1 1991        -0.022
 6      Q2 1991         0.017
 7      Q3 1991          0.01
 8      Q4 1991          0.01
 9      Q1 1992         0.047
10      Q2 1992         0.025
11      Q3 1992          0.03
12      Q4 1992         0.043
13      Q1 1993        -0.001
14      Q2 1993         0.019
15      Q3 1993         0.023
16      Q4 1993         0.048
17      Q1 1994         0.025
18      Q2 1994         0.049
19      Q3 1994         0.035
20      Q4 1994          0.03
21      Q1 1995         0.004
22      Q2 1995         0.007
23      Q3 1995         0.038
24      Q4 1995         0.003
25      Q1 1996          0.02
26      Q2 1996         0.047
27      Q3 1996         0.021
28      Q4 1996         0.038
29      Q1 1997         0.049
30      Q2 1997         0.033

Source: Bloomberg L.P.

- The economy, as measured by the growth of real GDP, continues to expand at a healthy rate. The real GDP growth rate was 3.2% for the 1996 calendar year and 4.1% for the first six months of 1997.

- The apparent strength of the economy and the tight labor markets (refer to the next graph) continue to lead to speculation regarding the potential impact on future inflation and whether more restrictive Federal Reserve policy is imminent. The Federal Reserve has indicated that it is "on alert" for signs of accelerating inflation caused by either tight labor markets or by consumer spending fueled by a strong stock market.

- At the time of this writing, the economy appears poised for growth, continuing the current economic expansion which began in 1991.

                             U.S. Unemployment Rate

        Label           A
---------------------------------
Label           Unemployment Rate
---------------------------------
 1      Jan-90          0.053
 2      Feb-90          0.053
 3      Mar-90          0.052
 4      Apr-90          0.054
 5      May-90          0.053
 6      Jun-90          0.051
 7      Jul-90          0.054
 8      Aug-90          0.056
 9      Sep-90          0.057
10      Oct-90          0.058
11      Nov-90           0.06
12      Dec-90          0.062
13      Jan-91          0.063
14      Feb-91          0.065
15      Mar-91          0.068
16      Apr-91          0.066
17      May-91          0.068
18      Jun-91          0.068
19      Jul-91          0.067
20      Aug-91          0.068
21      Sep-91          0.068
22      Oct-91          0.069
23      Nov-91          0.069
24      Dec-91          0.071
25      Jan-92          0.071
26      Feb-92          0.073
27      Mar-92          0.073
28      Apr-92          0.073
29      May-92          0.074
30      Jun-92          0.077
31      Jul-92          0.076
32      Aug-92          0.076
33      Sep-92          0.075
34      Oct-92          0.074
35      Nov-92          0.073
36      Dec-92          0.073
37      Jan-93          0.071
38      Feb-93           0.07
39      Mar-93           0.07
40      Apr-93           0.07
41      May-93          0.069
42      Jun-93          0.069
43      Jul-93          0.068
44      Aug-93          0.067
45      Sep-93          0.067
46      Oct-93          0.067
47      Nov-93          0.065
48      Dec-93          0.064
49      Jan-94          0.067
50      Feb-94          0.066
51      Mar-94          0.065
52      Apr-94          0.064
53      May-94           0.06
54      Jun-94           0.06
55      Jul-94          0.061
56      Aug-94          0.061
57      Sep-94          0.059
58      Oct-94          0.056
59      Nov-94          0.056
60      Dec-94          0.054
61      Jan-95          0.056
62      Feb-95          0.054
63      Mar-95          0.058
64      Apr-95          0.057
65      May-95          0.057
66      Jun-95          0.056
67      Jul-95          0.057
68      Aug-95          0.053
69      Sep-95          0.056
70      Oct-95          0.055
71      Nov-95          0.056
72      Dec-95          0.056
73      Jan-96          0.058
74      Feb-96          0.055
75      Mar-96          0.056
76      Apr-96          0.054
77      May-96          0.056
78      Jun-96          0.053
79      Jul-96          0.054
80      Aug-96          0.051
81      Sep-96          0.052
82      Oct-96          0.052
83      Nov-96          0.053
84      Dec-96          0.053
85      Jan-97          0.054
86      Feb-97          0.053
87      Mar-97          0.052
88      Apr-97          0.049
89      May-97          0.048
90      Jun-97           0.05
91      Jul-97          0.048
92      Aug-97          0.049

Source: Bloomberg L.P.

- The unemployment rate during 1996 remained near its lowest point for the decade. This declining trend continued into 1997, with the May and July rates of 4.8% representing the lowest rates since December 1973.

- Low unemployment rates typically lead many economists to question whether continued low levels of unemployment can persist without generating inflationary pressures on wages and ultimately, prices.

                             MEASURES OF INFLATION

[ ] Quarterly Employment Cost Index
[ ] Monthly Consumer Price Index

                  Label                    A
----------------------------------------------------------
Label                               Monthly Consumer
                                      Price Index
----------------------------------------------------------
 1              Jan-90                  0.052
 2              Feb-90                  0.053
 3              Mar-90                  0.052
 4              Apr-90                  0.047
 5              May-90                  0.044
 6              Jun-90                  0.047
 7              Jul-90                  0.048
 8              Aug-90                  0.056
 9              Sep-90                  0.062
10              Oct-90                  0.063
11              Nov-90                  0.063
12              Dec-90                  0.061
13              Jan-91                  0.057
14              Feb-91                  0.053
15              Mar-91                  0.049
16              Apr-91                  0.049
17              May-91                   0.05
18              Jun-91                  0.047
19              Jul-91                  0.044
20              Aug-91                  0.038
21              Sep-91                  0.034
22              Oct-91                  0.029
23              Nov-91                   0.03
24              Dec-91                  0.031
25              Jan-92                  0.026
26              Feb-92                  0.028
27              Mar-92                  0.032
28              Apr-92                  0.032
29              May-92                   0.03
30              Jun-92                  0.031
31              Jul-92                  0.032
32              Aug-92                  0.031
33              Sep-92                   0.03
34              Oct-92                  0.032
35              Nov-92                   0.03
36              Dec-92                  0.029
37              Jan-93                  0.033
38              Feb-93                  0.032
39              Mar-93                  0.031
40              Apr-93                  0.032
41              May-93                  0.032
42              Jun-93                   0.03
43              Jul-93                  0.028
44              Aug-93                  0.028
45              Sep-93                  0.027
46              Oct-93                  0.028
47              Nov-93                  0.027
48              Dec-93                  0.027
49              Jan-94                  0.025
50              Feb-94                  0.025
51              Mar-94                  0.025
52              Apr-94                  0.024
53              May-94                  0.023
54              Jun-94                  0.025
55              Jul-94                  0.028
56              Aug-94                  0.029
57              Sep-94                   0.03
58              Oct-94                  0.026
59              Nov-94                  0.027
60              Dec-94                  0.027
61              Jan-95                  0.028
62              Feb-95                  0.029
63              Mar-95                  0.029
64              Apr-95                  0.031
65              May-95                  0.032
66              Jun-95                   0.03
67              Jul-95                  0.028
68              Aug-95                  0.026
69              Sep-95                  0.025
70              Oct-95                  0.028
71              Nov-95                  0.026
72              Dec-95                  0.025
73              Jan-96                  0.027
74              Feb-96                  0.027
75              Mar-96                  0.028
76              Apr-96                  0.029
77              May-96                  0.029
78              Jun-96                  0.028
79              Jul-96                   0.03
80              Aug-96                  0.029
81              Sep-96                   0.03
82              Oct-96                   0.03
83              Nov-96                  0.033
84              Dec-96                  0.033
85              Jan-97                   0.03
86              Feb-97                   0.03
87              Mar-97                  0.028
88              Apr-97                  0.025
89              May-97                  0.022
90              Jun-97                  0.023
91              Jul-97                  0.022
92              Aug-97                  0.022

                  Label                    A
----------------------------------------------------------
Label                               Quarterly Employment
                                        Cost Index
----------------------------------------------------------
 1              Jan-90                  0.053
 2              Feb-90                  0.053
 3              Mar-90                  0.053
 4              Apr-90                  0.054
 5              May-90                  0.054
 6              Jun-90                  0.054
 7              Jul-90                  0.051
 8              Aug-90                  0.051
 9              Sep-90                  0.051
10              Oct-90                  0.048
11              Nov-90                  0.048
12              Dec-90                  0.048
13              Jan-91                  0.046
14              Feb-91                  0.046
15              Mar-91                  0.046
16              Apr-91                  0.045
17              May-91                  0.045
18              Jun-91                  0.045
19              Jul-91                  0.043
20              Aug-91                  0.043
21              Sep-91                  0.043
22              Oct-91                  0.042
23              Nov-91                  0.042
24              Dec-91                  0.042
25              Jan-92                  0.041
26              Feb-92                  0.041
27              Mar-92                  0.041
28              Apr-92                  0.035
29              May-92                  0.035
30              Jun-92                  0.035
31              Jul-92                  0.034
32              Aug-92                  0.034
33              Sep-92                  0.034
34              Oct-92                  0.035
35              Nov-92                  0.035
36              Dec-92                  0.035
37              Jan-93                  0.034
38              Feb-93                  0.034
39              Mar-93                  0.034
40              Apr-93                  0.036
41              May-93                  0.036
42              Jun-93                  0.036
43              Jul-93                  0.036
44              Aug-93                  0.036
45              Sep-93                  0.036
46              Oct-93                  0.034
47              Nov-93                  0.034
48              Dec-93                  0.034
49              Jan-94                  0.032
50              Feb-94                  0.032
51              Mar-94                  0.032
52              Apr-94                  0.031
53              May-94                  0.031
54              Jun-94                  0.031
55              Jul-94                  0.031
56              Aug-94                  0.031
57              Sep-94                  0.031
58              Oct-94                   0.03
59              Nov-94                   0.03
60              Dec-94                   0.03
61              Jan-95                   0.03
62              Feb-95                   0.03
63              Mar-95                   0.03
64              Apr-95                   0.03
65              May-95                   0.03
66              Jun-95                   0.03
67              Jul-95                  0.028
68              Aug-95                  0.028
69              Sep-95                  0.028
70              Oct-95                  0.028
71              Nov-95                  0.028
72              Dec-95                  0.028
73              Jan-96                  0.029
74              Feb-96                  0.029
75              Mar-96                  0.029
76              Apr-96                  0.029
77              May-96                  0.029
78              Jun-96                  0.029
79              Jul-96                  0.029
80              Aug-96                  0.029
81              Sep-96                  0.029
82              Oct-96                   0.03
83              Nov-96                   0.03
84              Dec-96                   0.03
85              Jan-97                  0.028
86              Feb-97                  0.028
87              Mar-97                  0.028
88              Apr-97                  0.028
89              May-97                  0.028
90              Jun-97                  0.028
91              Jul-97                  0.030
92              Aug-97                  0.030

Source: Bloomberg L.P.

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout the first half of 1997, reflecting continued low levels of inflation.

- For the twelve months ended August 1997, the CPI rose 2.2%, the lowest rate since February 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.3%, the lowest rate since 1965.

- The Federal Reserve has indicated that the economy remains at risk to inflation and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Federal Funds Rate by 0.25% to 5.50%, yet left interest rates unchanged at the recent July 1997 Federal Open Market Committee meeting.

                            TOTAL RETURN PERFORMANCE
                          GROWTH OF A DOLLAR INVESTED


            Label        A            B                     C                  D
-----------------------------------------------------------------------------------------------
                      S&P 500   Schwab Small      Schwab International  Lehman Brothers General
Label                  Index     Cap Index                Index         U.S. Gov't. Index
-----------------------------------------------------------------------------------------------
    1                       1              1                  1                  1
    2      Sep-96       1.056          1.037              1.029              1.017
    3      Oct-96       1.085          1.019              1.026              1.039
    4      Nov-96       1.167           1.06              1.074              1.057
    5      Dec-96       1.144          1.079              1.064              1.046
    6      Jan-97       1.216          1.105              1.029              1.047
    7      Feb-97       1.225          1.078              1.046              1.049
    8      Mar-97       1.175          1.025              1.053              1.038
    9      Apr-97       1.245          1.028              1.064              1.053
   10      May-97       1.321          1.154              1.142              1.062
   11      Jun-97        1.38          1.214              1.209              1.074
   12      Jul-97        1.49          1.283              1.242              1.104
   13      Aug-97       1.404          1.312              1.152              1.093

[ ] Schwab Small-Cap Index(R)            [ ] S&P 500(R) Index
[ ] Schwab International Index(R)        [ ] Lehman Brothers General
                                             U.S. Gov't. Index

Total return assumes reinvestment of all dividend and capital gain distributions. Past performance is no guarantee of future results. The indices are representative returns of specific market sectors during the reporting period and do not reflect performance of any fund. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

- Despite a 5.6% correction in August, large-cap domestic stocks, as represented by the S&P 500 Index, continued to be the strongest performing asset class, achieving a 40.6% return during the one-year reporting period ended August 31, 1997.

- As represented by the 31.2% return of the Schwab Small- CapIndex, small-cap stocks also achieved very strong returns during the reporting period, well in excess of their long-term averages.

- International stocks, as represented by the Schwab International Index, achieved a return of 15.2% for the reporting period, following a correction of 7.2% during August which was led by Asian markets.

- U.S. Government bonds, as represented by the Lehman Brothers General U.S. Government Index, achieved a return of 9.3% for the one-year reporting period.

                        S&P 500(R) Price/Earnings Ratio


                Label                A
----------------------------------------------------
Label                   S&P 500 Price/Earnings Ratio
----------------------------------------------------
    1           Jan-90              14.37
    2           Feb-90              14.21
    3           Mar-90              14.77
    4           Apr-90              14.82
    5           May-90              15.84
    6           Jun-90              16.66
    7           Jul-90              16.65
    8           Aug-90              15.57
    9           Sep-90               14.9
   10           Oct-90              14.36
   11           Nov-90              14.59
   12           Dec-90              15.19
   13           Jan-91              14.95
   14           Feb-91              16.82
   15           Mar-91              17.48
   16           Apr-91              17.85
   17           May-91              17.92
   18           Jun-91              17.96
   19           Jul-91              18.07
   20           Aug-91              19.72
   21           Sep-91              19.88
   22           Oct-91              19.92
   23           Nov-91              21.02
   24           Dec-91              21.85
   25           Jan-92              23.35
   26           Feb-92              23.83
   27           Mar-92              25.45
   28           Apr-92              25.51
   29           May-92              25.71
   30           Jun-92              25.08
   31           Jul-92              25.61
   32           Aug-92               25.5
   33           Sep-92              24.37
   34           Oct-92              23.94
   35           Nov-92              24.08
   36           Dec-92              24.01
   37           Jan-93               24.2
   38           Feb-93              24.25
   39           Mar-93              24.22
   40           Apr-93               23.2
   41           May-93              23.21
   42           Jun-93              22.58
   43           Jul-93              22.52
   44           Aug-93              23.02
   45           Sep-93              23.74
   46           Oct-93              23.97
   47           Nov-93              22.55
   48           Dec-93              23.55
   49           Jan-94              22.98
   50           Feb-94              21.17
   51           Mar-94              20.34
   52           Apr-94               20.1
   53           May-94              20.16
   54           Jun-94              19.76
   55           Jul-94              18.64
   56           Aug-94               18.9
   57           Sep-94              18.26
   58           Oct-94              17.55
   59           Nov-94              16.58
   60           Dec-94              16.98
   61           Jan-95              16.23
   62           Feb-95               16.2
   63           Mar-95               16.5
   64           Apr-95              16.02
   65           May-95              16.43
   66           Jun-95              16.82
   67           Jul-95              16.55
   68           Aug-95              16.18
   69           Sep-95              16.86
   70           Oct-95              16.18
   71           Nov-95              17.14
   72           Dec-95              17.41
   73           Jan-96              18.11
   74           Feb-96              18.56
   75           Mar-96              18.94
   76           Apr-96              19.16
   77           May-96              19.48
   78           Jun-96               19.3
   79           Jul-96              18.31
   80           Aug-96              18.62
   81           Sep-96              19.75
   82           Oct-96               19.6
   83           Nov-96              21.05
   84           Dec-96               20.7
   85           Jan-97              20.55
   86           Feb-97              20.98
   87           Mar-97              19.87
   88           Apr-97              20.24
   89           May-97              21.43
   90           Jun-97              22.45
   91           Jul-97              23.92
   92           Aug-97              22.64

Source: Bloomberg L.P.

- The price/earnings ratio for the S&P 500 was 22.6 at the close of the reporting period, well above its 30-year average of 14.7.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation, as measured by the S&P 500, reached historical highs during the reporting period.

- Although low inflation and interest rates, as well as strong flows into mutual funds, have helped the U.S. equity markets reach such levels, Federal Reserve Chairman Greenspan has warned that current stock market values make sense only if the outlook for corporate earnings growth remains positive, an assumption which should be widely debated by market participants.

                    30-Year and 5-Year Treasury Bond Yields

                         [] 30-Year Treasury Bond Yield
                         [] 5-Year Treasury Bond Yield



               Label               A                       B
----------------------------------------------------------------------
                           30-Year Treasury          5-Year Treasury
Label                         Bond Yield                Bond Yield
----------------------------------------------------------------------
    1      Sep  6, 96           0.0711                   0.067
    2      Sep 13, 96           0.0695                  0.0647
    3      Sep 20, 96           0.0704                  0.0662
    4      Sep 27, 96           0.0691                  0.0644
    5      Oct  4, 96           0.0674                  0.0621
    6      Oct 11, 96           0.0685                  0.0628
    7      Oct 18, 96            0.068                  0.0625
    8      Oct 25, 96           0.0682                  0.0626
    9      Nov  1, 96           0.0668                  0.0611
   10      Nov  8, 96           0.0651                  0.0603
   11      Nov 15, 96           0.0646                  0.0596
   12      Nov 22, 96           0.0644                  0.0593
   13      Nov 29, 96           0.0635                  0.0583
   14      Dec  6, 96           0.0651                  0.0599
   15      Dec 13, 96           0.0657                  0.0605
   16      Dec 20, 96           0.0661                  0.0614
   17      Dec 27, 96           0.0656                  0.0608
   18      Jan  3, 97           0.0673                  0.0627
   19      Jan 10, 97           0.0685                  0.0638
   20      Jan 17, 97           0.0682                  0.0631
   21      Jan 24, 97           0.0689                  0.0639
   22      Jan 31, 97           0.0679                  0.0625
   23      Feb  7, 97            0.067                  0.0615
   24      Feb 14, 97           0.0652                  0.0606
   25      Feb 21, 97           0.0664                  0.0616
   26      Feb 28, 97            0.068                  0.0639
   27      Mar  7, 97           0.0681                  0.0637
   28      Mar 14, 97           0.0694                  0.0652
   29      Mar 21, 97           0.0697                  0.0662
   30      Mar 28, 97           0.0709                  0.0678
   31      Apr  4, 97           0.0712                  0.0676
   32      Apr 11, 97           0.0717                  0.0684
   33      Apr 18, 97           0.0705                  0.0671
   34      Apr 25, 97           0.0714                  0.0684
   35      May  2, 97           0.0687                  0.0651
   36      May  9, 97           0.0689                  0.0652
   37      May 16, 97            0.069                  0.0655
   38      May 23, 97           0.0699                  0.0658
   39      May 30, 97           0.0691                   0.065
   40      Jun  6, 97           0.0677                  0.0637
   41      Jun 13, 97           0.0672                  0.0625
   42      Jun 20, 97           0.0666                  0.0627
   43      Jun 27, 97           0.0674                  0.0633
   44      Jul  4, 97           0.0663                  0.0619
   45      Jul 11, 97           0.0653                  0.0612
   46      Jul 18, 97           0.0653                  0.0614
   47      Jul 25, 97           0.0645                  0.0608
   48      Aug  1, 97           0.0645                  0.0607
   49      Aug  8, 97           0.0664                  0.0622
   50      Aug 15, 97           0.0655                  0.0606
   51      Aug 22, 97           0.0665                  0.0619
   52      Aug 29, 97           0.0661                  0.0622

Source: Bloomberg L.P.

- Although bond yields moved within a fairly narrow trading range throughout most of the reporting period, they were heavily influenced by reports indicating the relative strength of the economy.

- Yields declined during the third and into the fourth quarter of 1996 following reports of weaker economic data and a slowing of the GDP growth rate to 2.1% during the third quarter. The fourth quarter's lower interest rates prompted renewed refinancing activity and consumer spending, resulting in better employment growth, higher rates, and stronger GDP growth through the first quarter of 1997.

- Yields experienced another decline during the second quarter of 1997, again in response to reports of weaker economic activity.

                 30-YEAR AND 5-YEAR AAA GENERAL OBLIGATION (GO)
                             MUNICIPAL BOND YIELDS


          Label                   A                      B
------------------------------------------------------------------
                            30-year AAA GO          5-year AAA GO
Label                      Muni Bond Yields       Muni Bond Yields
------------------------------------------------------------------
 1       Sep 6, 96              0.0575                  0.0458
 2      Sep 13, 96              0.0564                  0.0448
 3      Sep 20, 96              0.0569                  0.0454
 4      Sep 27, 96               0.056                  0.0445
 5       Oct 4, 96              0.0547                   0.044
 6      Oct 11, 96              0.0555                  0.0448
 7      Oct 18, 96              0.0557                  0.0449
 8      Oct 25, 96              0.0562                  0.0448
 9       Nov 1, 96              0.0555                  0.0441
10       Nov 8, 96              0.0549                  0.0435
11      Nov 15, 96              0.0544                   0.043
12      Nov 22, 96              0.0541                  0.0425
13      Nov 29, 96              0.0532                  0.0418
14       Dec 6, 96               0.054                  0.0426
15      Dec 13, 96              0.0542                  0.0428
16      Dec 20, 96              0.0542                  0.0428
17      Dec 27, 96              0.0538                  0.0424
18       Jan 3, 97              0.0544                   0.043
19      Jan 10, 97              0.0555                  0.0441
20      Jan 17, 97              0.0553                  0.0443
21      Jan 24, 97              0.0554                  0.0444
22      Jan 31, 97              0.0551                  0.0441
23       Feb 7, 97              0.0545                  0.0435
24      Feb 14, 97              0.0533                  0.0423
25      Feb 21, 97              0.0539                  0.0429
26      Feb 28, 97              0.0544                  0.0434
27       Mar 7, 97              0.0547                  0.0437
28      Mar 14, 97               0.055                   0.044
29      Mar 21, 97              0.0557                  0.0447
30      Mar 28, 97              0.0563                  0.0458
31       Apr 4, 97              0.0566                  0.0466
32      Apr 11, 97              0.0564                  0.0464
33      Apr 18, 97              0.0562                  0.0466
34      Apr 25, 97              0.0567                  0.0475
35       May 2, 97              0.0556                  0.0467
36       May 9, 97              0.0553                  0.0464
37      May 16, 97              0.0549                   0.046
38      May 23, 97               0.055                  0.0461
39      May 30, 97              0.0547                   0.046
40       Jun 6, 97               0.054                  0.0453
41      Jun 13, 97              0.0529                  0.0437
42      Jun 20, 97              0.0527                  0.0435
43      Jun 27, 97              0.0533                  0.0436
44       Jul 4, 97              0.0529                  0.0432
45      Jul 11, 97              0.0523                  0.0426
46      Jul 18, 97              0.0517                   0.042
47      Jul 25, 97              0.0511                  0.0414
48       Aug 1, 97              0.0514                  0.0418
49       Aug 8, 97              0.0522                  0.0426
50      Aug 15, 97              0.0524                  0.0428
51      Aug 22, 97              0.0529                  0.0433
52      Aug 29, 97               0.053                  0.0434

[ ] 30-Year AAA GO Muni Bond Yields    [ ] 5-Year AAA GO Muni Bond Yields

Source: Bloomberg L.P.

- Municipal bond yields experienced a pattern similar to Treasury bond yields and finished the reporting period approximately 0.25% to 0.45% lower than at the start of the period.

             RATIO OF MUNICIPAL BOND YIELDS TO TREASURY BOND YIELDS


                LABEL               A                     B
--------------------------------------------------------------------
LABEL                      30-year Bond Yields    5-year Bond Yields
--------------------------------------------------------------------
    1           Sep 6, 96          0.809                0.684
    2          Sep 13, 96          0.812                0.692
    3          Sep 20, 96          0.808                0.686
    4          Sep 27, 96          0.811                0.692
    5           Oct 4, 96          0.811                0.709
    6          Oct 11, 96          0.811                0.714
    7          Oct 18, 96          0.819                0.718
    8          Oct 25, 96          0.825                0.716
    9           Nov 1, 96          0.831                0.722
   10           Nov 8, 96          0.844                0.722
   11          Nov 15, 96          0.842                0.722
   12          Nov 22, 96          0.841                0.717
   13          Nov 29, 96          0.838                0.717
   14           Dec 6, 96          0.829                0.711
   15          Dec 13, 96          0.825                0.707
   16          Dec 20, 96           0.82                0.697
   17          Dec 27, 96           0.82                0.697
   18           Jan 3, 97          0.808                0.686
   19          Jan 10, 97          0.811                0.691
   20          Jan 17, 97          0.811                0.703
   21          Jan 24, 97          0.804                0.695
   22          Jan 31, 97          0.812                0.706
   23           Feb 7, 97          0.813                0.708
   24          Feb 14, 97          0.817                0.698
   25          Feb 21, 97          0.811                0.696
   26          Feb 28, 97            0.8                 0.68
   27           Mar 7, 97          0.803                0.686
   28          Mar 14, 97          0.792                0.675
   29          Mar 21, 97          0.799                0.675
   30          Mar 28, 97          0.794                0.675
   31           Apr 4, 97          0.794                 0.69
   32          Apr 11, 97          0.787                0.678
   33          Apr 18, 97          0.797                0.695
   34          Apr 25, 97          0.794                0.695
   35           May 2, 97          0.809                0.717
   36           May 9, 97          0.802                0.712
   37          May 16, 97          0.796                0.703
   38          May 23, 97          0.787                  0.7
   39          May 30, 97          0.792                0.708
   40           Jun 6, 97          0.797                0.711
   41          Jun 13, 97          0.787                0.699
   42          Jun 20, 97          0.791                0.694
   43          Jun 27, 97          0.791                0.689
   44           Jul 4, 97          0.798                0.697
   45          Jul 11, 97          0.801                0.697
   46          Jul 18, 97          0.792                0.684
   47          Jul 25, 97          0.792                0.681
   48           Aug 1, 97          0.797                0.689
   49           Aug 8, 97          0.787                0.685
   50          Aug 15, 97            0.8                0.706
   51          Aug 22, 97          0.796                0.699
   52          Aug 29, 97          0.802                0.698

              [ ] 30-Year Bond Yields      [ ] 5-Year Bond Yields

Source: Bloomberg L.P.


- An upward slope in these lines indicates that municipal yields are rising relative to Treasury yields and that municipal bond values are falling (or not rising as fast) relative to Treasury values. A downward slope indicates the reverse. The reason for the yield differential of approximately 10% between the long-term and short-term ratios is that the holders of long-term tax-exempt bonds demand higher yields to compensate for the increased credit risk associated with holding any long-term bond not backed by the U.S. Government.

- Although impacted by seasonal supply and demand conditions, the relationship between five-year Treasury and municipal bond yields remained fairly constant during the reporting period. Likewise, the ratio between thirty-year municipal bond and Treasury bond yields remained within a fairly narrow range, and finished out the reporting period with slightly lower municipal yields relative to those of Treasuries.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. HOW WERE THE FUNDS MANAGED DURING THE REPORTING PERIOD? WERE ANY CHANGES MADE TO THE PORTFOLIO?

A. We have continued to maintain portfolios of high-quality securities (primarily AAA and AA). In the current market environment, we believe this is an appropriate strategy for the Funds since there is very little yield advantage associated with lower-rated securities -- we simply do not believe investors are being adequately compensated for the higher credit risk. In both Funds, we continue to execute a cautious strategy, carefully watching economic indicators and monitoring Federal Reserve Bank communications regarding the target level for short-term interest rates.

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

Reflecting the uncertainty of future movements in interest rates, we have maintained the Fund's weighted average maturity (WAM) in a range comparable to those of other funds with similar investment objectives. During the reporting period, the Fund's WAM ranged from approximately 3.2 to 3.8 years. As of the end of the reporting period, the Fund's WAM was 3.50 years, down slightly from 3.62 years at the beginning of the period.

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

The Fund maintained its WAM within a range from 17 to 20 years. In early December, we extended the Fund's WAM from 17.5 years to approximately 18.5 years, reflecting our assessment that municipal securities were competitively priced at that time. Although the Fund has extended its maturity beyond this range in the past, the yield curve is currently very flat beyond 20 years, indicating that there is very little yield advantage associated with the longer maturities. Again, we do not believe investors are being adequately rewarded for the additional interest rate risk. The Fund's WAM at the end of the period was
19.11 years, up slightly from 18.79 years at the beginning of the period.

Q.  WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN CALIFORNIA?

A. California is in its fourth straight year of economic recovery, has replaced jobs lost in the last recession, and continues to excel at new job formation. For the twelve months ended May 31, 1997, California's annual employment gains (as measured by the California Department of Finance) outpaced those of any other state. This vitality has reduced the State's unemployment rate to the lowest level in seven years. Looking forward, it is anticipated that California will see moderate growth across all industry sectors with some, such as real estate, growing at a much slower pace than that of the pre-recession period prior to 1991. California's economic diversification may reduce the impact of a national economic downturn should one develop in the future.

The economic improvements of the last several years have reduced the State's accumulated budget deficit to less than 1% of the total budget. The Governor's 1998 budget projects a positive budget reserve at year-end. However, given the major welfare reform program and assumptions regarding further economic growth, adjustments to the budget may be necessary to prevent current spending requirements from growing faster than revenues. Lawmakers should continue to address the challenge of balancing mandated spending requirements for education and public safety against those designated for maintaining and upgrading public infrastructure.

We are satisfied that the California securities in the Funds' portfolios represent minimal credit risk and we continue to closely monitor the State's economic situation. The State's current ratings are A1 from Moody's Investor Service and A+ from both Standard & Poor's Corporation and Fitch Investor Services, Inc., three well known rating agencies.

Q. HOW DO THE SCHWAB CALIFORNIA TAX-FREE BOND FUNDS FIT INTO AN ASSET ALLOCATION PLAN?

A. The Schwab California Tax-Free Bond Funds can be used to fulfill all or a portion of the bond component of an asset allocation plan. Bond funds can be an important element in an asset allocation plan because of their ability to generate income and to help reduce overall portfolio volatility. The selection of a taxable or tax-exempt bond fund should be a function of whether you plan to hold the fund in a tax-deferred account (such as an IRA or 401(k) account) or not; and if not, a function of your marginal tax bracket. Under most market conditions, tax-exempt investments held outside of a tax-deferred account are generally more attractive to higher tax-bracket investors.

Short/intermediate bond funds historically have offered greater price stability in exchange for lower and somewhat more volatile yields. Conversely, funds with longer WAMs historically have paid higher and somewhat more stable yields with correspondingly greater price volatility. The selection of the most appropriate fund will depend on your own degree of risk tolerance, need for income, and time horizon. To position your portfolio to respond to fluctuating interest rates or to create a balanced combination of maturities, you may want to consider investing in both Schwab California Tax-Free Bond Funds.

Q. SINCE THE STOCK MARKET HAS ACHIEVED RECORD HIGHS, IS IT TIME TO THINK ABOUT INCREASING MY ALLOCATION TO BONDS?

A. Whenever there has been a significant divergence between returns of asset classes, it is prudent to review your portfolio asset allocation. For the three-year period ended 8/31/97, total returns on large-cap domestic stocks far exceeded those of domestic bonds. For example, Schwab 1000 Fund(R), a large-cap domestic equity portfolio, produced an average annual total return of 25.28% for the three-year period ended 8/31/97 while Schwab Long-Term Government Bond Fund returned 8.73% over the same period.7 This divergence between asset class returns can affect portfolio allocation over time.

As shown on the following page, if an investor had a hypothetical asset allocation of 60% stocks and 40% bonds (investing in just these two funds) at the beginning of the three-year period, and reinvested all fund distributions, the asset allocation mix would have shifted to 70% stocks and 30% bonds by the end of the period -- a significant shift from the investor's original strategy caused by the variance in returns of stocks and bonds.8



7 TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of both Funds' fees during the period. Without the waiver, each Fund's total return would have been lower.
8 Note that these are hypothetical asset allocations only.

                         8/31/94   Portfolio    Three-Year     8/31/97 Portfolio
                          Value    Allocation   Growth        Value     Allocation

 Schwab 1000 Fund(R)     $6,000        60%        $5,798      $11,798       70%

 Schwab Long-Term
 Government Bond Fund    $4,000        40%        $1,142      $ 5,142       30%

 Total Portfolio Value   $10,000      100%        $6,940      $16,940      100%

Rather than trying to time markets, we believe investors should focus on their own risk profiles and income needs to determine the most appropriate level of bonds in their portfolios. In addition to providing income, bonds have performance characteristics which may make them an attractive element of a well-diversified investment portfolio. Since bond returns have historically not been well correlated with stock returns, combining bonds in a portfolio with other asset classes can be an effective tool to help reduce overall portfolio volatility.9

9 For the 20-year period ended 12/31/96 the correlation of large-cap stock returns and government bond returns has been 0.37. Source: Symphony Asset Management.

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                 ASSET GROWTH

    Total             Total          Percentage
 Net Assets        Net Assets        Growth Over
as of 8/31/97     as of 8/31/96       Reporting
   (000s)            (000s)            Period
-------------------------------------------------
   $58,876           $45,788           28.6%
-------------------------------------------------

         AVERAGE WEIGHTED MATURITY AT AUGUST 31, 1997

    Maturity               Value         % of          % of
    Schedule              (000s)       Portfolio     Portfolio
--------------------------------------------------------------
                                                      (cum.)
   1 -  6 Months          $ 1,815          3.0%          3.0%
   7 - 36 Months           23,051         38.9          41.9
  37 - 60 Months           21,594         36.5          78.4
  Over 60 Months           12,806         21.6         100.0%
                         ---------     ---------
                          $59,266        100.0%
                         ========      ========
Average Weighted Maturity--3.50 Years

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                  ASSET GROWTH

    Total             Total          Percentage
 Net Assets        Net Assets        Growth Over
as of 8/31/97     as of 8/31/96       Reporting
   (000s)            (000s)            Period
-------------------------------------------------
  $ 125,284         $ 101,616             23.3%
-------------------------------------------------

         AVERAGE WEIGHTED MATURITY AT AUGUST 31, 1997

    Maturity               Value         % of          % of
    Schedule              (000s)       Portfolio     Portfolio
--------------------------------------------------------------
                                                      (cum.)
     0 -  1 Year         $   3,609         2.9%          2.9%
    2 - 10 Years             4,489         3.6           6.5
   11 - 20 Years            58,044        46.5          53.0
   21 - 30 Years            57,124        45.9          98.9
   Over 30 Years             1,432         1.1         100.0%
                         ---------     ---------
                         $ 124,698       100.0%
                         =========     ========
Average Weighted Maturity--19.11 Years

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                              Par         Value
                                                             ------      -------
MUNICIPAL BONDS--97.0%(a)
California Education Authority Revenue Refunding
  Bonds
  (Stanford University) Series M (Aaa AAA)
  5.25%, 12/01/01                                            $1,600      $ 1,670
California Education Facilities Authority Revenue
  Bonds (Pooled College and University Projects)
  Series 1997A / (MBIA Insurance) (Aaa AAA)
  4.85%, 04/01/03                                               345          352
  5.05%, 04/01/05                                             1,010        1,039
California Health Facilities Finance Authority
  (Valley Presbyterian Hospital) / (MBIA
  Insurance) (- AAA) (d)
  5.25%, 05/01/03                                             1,000        1,032
California Housing Finance Agency Home Mortgage
  Revenue Bonds Series G (Aa2 AA-)
  5.85%, 08/01/99                                               320          328
  6.00%, 08/01/00                                               410          425
California State General Obligation
  Bonds / (AMBAC Insurance) (Aaa AAA)
  6.50%, 03/01/03                                             2,000        2,205
California State Public Works Board Lease Revenue
  Refunding Bonds (California Community College
  Projects) Series 1993A (A A)
  4.70%, 12/01/99                                             1,000        1,013
California State Public Works Board Lease Revenue
  Refunding Bonds (California State University
  Projects) Series 1993A (A A)
  4.30%, 12/01/99                                             2,000        2,010
California State Public Works Board Lease Revenue
  Refunding Bonds (Department of Corrections
  State Prisons) Series 1993A / (AMBAC Insurance)
  (Aaa AAA)
  4.70%, 12/01/00                                             1,865        1,902
California State Public Works Board Lease Revenue
  Refunding Bonds (Department of
  Corrections-California State Prison-Susanville)
  Series D (A A)
  4.40%, 06/01/00                                             1,000        1,005
California State Public Works Board Lease Revenue
  Refunding Bonds (Various Universities Projects)
  Series A / (AMBAC Insurance) (Aaa AAA)
  6.40%, 12/01/02                                             2,000        2,228
California State Public Works Board Lease Revenue
  Refunding Bonds (Various University of
  California Projects) Series A (A1 A)
  4.70%, 06/01/00                                             1,020        1,034
California State Public Works Board Lease Revenue
  Refunding Bonds (Various University of
  California Projects) Series A / (AMBAC
  Insurance) (Aaa AAA)
  5.60%, 12/01/01                                             2,000        2,108

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                              Par         Value
                                                             ------      -------
California Statewide Community Development
  Authority Hospital Revenue Bonds Certificates
  of Participation (St. Joseph Health System)
  (Aa3 AA)
  5.30%, 07/01/00                                            $2,035      $ 2,088
California Statewide Community Development
  Authority Hospital Revenue Refunding Bonds
  Certificates of Participation (Cedars-Sinai
  Medical Center) (A1 -)
  4.40%, 11/01/00                                             1,235        1,235
Contra Costa County, California Transportation
  Authority Sales Tax Revenue Bonds Series
  A / (FGIC Insurance) (Aaa AAA)
  4.80%, 03/01/01                                             1,000        1,023
Garden Grove, California Tax Allocation Refunding
  Bonds (Community Development Projects) (- BBB+)
  4.70%, 10/01/98                                             1,060        1,065
Los Angeles County, California Flood Control
  District Revenue Bonds (Aa1 AA-)
  4.30%, 03/01/00                                             1,090        1,093
Los Angeles, California Airport Development
  Revenue Bonds / (FGIC Insurance) (Aaa AAA)
  6.50%, 05/15/03                                             2,300        2,547
Los Angeles, California Department of Water &
  Power Electric Plant Revenue Refunding Bonds
  (Aa3 A+)
  4.50%, 08/15/01                                             2,270        2,287
Los Angeles, California State Building Authority
  Revenue Refunding Bonds (California Department
  of General Services) Series A (A A)
  4.70%, 05/01/99                                               450          455
Los Angeles, California Unified School District
  Certificates of Participation (Multiple
  Properties) Series 1994B / (AMBAC Insurance)
  (Aaa AAA)
  5.70%, 12/01/99                                             3,215        3,324
Los Angeles, California Wastewater System Revenue
  Bonds Series A (A1 A)
  6.60%, 02/01/99                                             1,775        1,833
Morgan Hill, California Unified School District
  Certificates of Participation (A1 -)
  4.80%, 08/01/99                                               510          514
Orange County, California Municipal Water
  Facilities Certificates of Participation
  (Allen-Mccolloch Pipeline) / (MBIA Insurance)
  (Aaa AAA)
  4.60%, 07/01/01                                             3,000        3,041
Rancho, California Water District Financing
  Authority Revenue Bonds / (Toronto-Dominion
  Bank LOC) (- AA)
  4.70%, 08/15/21                                             2,500        2,516

------------------------------------------------------------------------------

                                                              Par         Value
                                                             ------      -------
Rim World, California Unified School District
  Certificates of Participation (Measure V
  Capital Improvement Projects) / (AMBAC
  Insurance) (Aaa AAA)
  5.90%, 09/01/01                                            $1,490      $ 1,583
Riverside County, California Public Financing
  Authority Special Tax Revenue Bonds Series
  A / (MBIA Insurance) (Aaa AAA)
  4.40%, 09/01/01                                             1,750        1,765
San Diego County California Tax and Revenue
  Anticipation Notes Series 97-98 (Multiple
  Credit Enhancements)
  4.50%, 09/30/98                                             2,000        2,012
San Francisco California Unified School District
  Tax and Revenue Anticipation Notes
  4.50%, 10/30/98                                             2,000        2,012
San Francisco, California Port Commission Revenue
  Refunding Bonds (A BBB+)
  5.00%, 07/01/00                                             1,500        1,519
San Joaquin, California Area Flood Control Agency
  Improvement Bond Act 1914 Special Assessment
  Bonds (Flood Protection Restoration
  Assessment) / (FSA Insurance) (Aaa AAA)
  5.10%, 09/02/03                                             1,700        1,756
San Ramon Valley, California Unified School
  District Certificates of Participation (Measure
  A Capital Project) Series A / (Escrowed to
  Maturity with Government Securities) (A -)
  4.90%, 10/01/99                                             1,100        1,117
Santa Monica, California Wastewater Enterprise
  Revenue Bonds (Hyperion Project) Series A
  (Pre-Refunded) (A1 A+)
  6.25%, 01/01/02                                             1,250        1,364
Southern California Metropolitan Water District
  Revenue Bonds (Aa AA)
  6.63%, 07/01/01                                             1,000        1,100
Southern California Public Power Authority
  Project Revenue Bonds (San Juan Power Project
  Unit 3) Series A / (MBIA Insurance) (Aaa AAA)
  5.00%, 01/01/04                                             1,600        1,648
Stockton, California Health Facilities Revenue
  Bonds (St. Joseph Medical Center) Series A /
  (MBIA Insurance) (Aaa AAA)
  4.60%, 06/01/00                                               200          203
                                                                         -------
TOTAL MUNICIPAL BONDS
  (Cost $56,705)                                                          57,451
                                                                         -------

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                              Par         Value
                                                             ------      -------
VARIABLE RATE OBLIGATIONS--3.0%(b)
California Pollution Control Financing Authority
  Revenue
  Bonds (Southern California Edison) Series 1986B
  (A1 A+)
  3.50%, 09/01/97                                            $  400      $   400
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Shell
  Martinez) Series 96A (Shell Corp. Guaranty)
  (Aa1 AAA)
  3.40%, 09/01/97                                               300          300
Irvine Ranch, California Water District
  Consolidated Revenue Refunding Bonds Series
  1985A-2 / (Landesbank Hessen-Thuringen
  Girozentrale LOC) (- AAA)
  3.40%, 09/01/97                                               200          200
Orange County, California Sanitation District
  Certificates of Participation Series
  1990-92A / (National Westminster Bank PLC LOC)
  (Aa2 AA)
  3.40%, 09/01/97                                               900          900
                                                                         -------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,800)                                                            1,800
                                                                         -------
SHORT-TERM INVESTMENTS--0.0%(c)
Provident Institutional Funds--
  California Money Fund Portfolio
  2.82%, 09/07/97                                                15           15
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $15)                                                                  15
                                                                         -------
TOTAL INVESTMENTS--100%
  (Cost $58,520)                                                         $59,266
                                                                         =======

See accompanying Notes to Schedule of Investments.

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                             Par         Value
                                                            ------      --------
MUNICIPAL BONDS--96.7%(a)
Alta Loma, California Elementary School District
  General
  Obligation Bonds Series 2 / (AMBAC Insurance)
  (Aaa AAA)
  5.88%, 06/01/08                                           $  840      $    901
  5.88%, 06/01/09                                              860           918
Anaheim, California Public Finance Authority
  Lease Revenue Bonds / (FSA Insurance)
  (Aaa AAA)
  5.00%, 09/01/27                                            1,000           933
Antioch Area, California Public Facilities
  Financing Agency Special Tax Community
  Facilities Revenue Bonds Series 89-1 / (FGIC
  Insurance) (Aaa AAA)
  5.25%, 08/01/07                                            1,985         2,050
Bay Area Government Assoc. of California Revenue
  Bonds Series 1997A6 / (FSA Insurance)
  (Aaa AAA)
  5.25%, 12/15/17                                            1,200         1,169
California Educational Facilities Authority
  Revenue Bonds (Loyola Marymount University)
  Series 1992B (A1 -)
  6.60%, 10/01/22                                            1,450         1,559
California Educational Facilities Authority
  Revenue Bonds (Mills College) Series 1992
  (A -)
  6.88%, 09/01/22                                              500           548
California Educational Facilities Authority
  Revenue Bonds (St. Mary's College) Series 1993
  (A -)
  5.00%, 10/01/12                                            3,000         2,869
California Educational Facilities Authority
  Revenue Refunding Bonds (Stanford University)
  Series M (Aaa AAA)
  5.25%, 12/01/26                                            2,320         2,276
California Health Facilities Financing Authority
  Revenue Bonds (Assoc. of Retarded Citizens)
  Series 1991 / (California Mortgage Insurance)
  (- A+)
  7.00%, 05/01/21                                              455           490
California Health Facilities Financing Authority
  Revenue Bonds (Children's Hospital) / (MBIA
  Insurance) (Aaa AAA)
  5.38%, 07/01/16                                            5,180         5,089
  5.38%, 07/01/20                                            3,400         3,315
California Health Facilities Financing Authority
  Revenue Bonds (Marshall Hospital) Series
  1992A / (California Mortgage Insurance) (- A+)
  6.63%, 11/01/22                                            4,000         4,265
California Housing Finance Agency Home Mortgage
  Revenue Bonds Series 1994G (Aa2 AA-)
  7.20%, 08/01/14                                            3,000         3,262

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                             Par         Value
                                                            ------      --------
California Housing Finance Agency Home Mortgage
  Revenue Bonds Series 1995L / (MBIA Insurance)
  (Aaa AAA)
  5.90%, 08/01/17                                           $1,000      $  1,028
California Housing Finance Agency Multi Unit
  Rental Housing Revenue Bonds II Series 1992B
  (A1 A+)
  6.70%, 08/01/15                                            1,000         1,063
California State Public Works Board Lease
  Revenue Refunding Bonds (Various California
  State University Projects) / (AMBAC Insurance)
  (Aaa AAA)
  5.38%, 10/01/17                                              200           198
California State Public Works Board Lease
  Revenue Refunding Bonds (Various California
  State University Projects) Series 1992A (A1 A)
  5.50%, 06/01/10                                            3,000         3,135
California Statewide Community Development
  Authority Hospital Revenue Bonds Certificates
  of Participation (Cedars-Sinai Medical Center)
  Series 1992 (A1 -)
  6.50%, 08/01/15                                            1,250         1,331
California Statewide Community Development
  Authority Hospital Revenue Bonds Certificates
  of Participation (St. Joseph Health Systems)
  (Aa3 AA)
  6.50%, 07/01/15                                            2,000         2,195
Central Coast Water Authority Revenue Bonds
  (State Water Project Regional
  Facilities) / (AMBAC Insurance) (Aaa AAA)
  5.00%, 10/01/22                                            5,000         4,700
Chico, California Unified School District
  General Obligation Bonds Series C / (MBIA
  Insurance) (Aaa AAA)
  6.75%, 06/01/17                                              500           548
Colton, California Public Financing Authority
  Revenue Bonds / (FSA Insurance) (Aaa AAA)
  5.45%, 09/01/19                                            3,020         3,020
Contra Costa County, California Certificates of
  Participation (Merrithew Memorial Hospital
  Project) / (MBIA Insurance) (Aaa AAA)
  5.38%, 11/01/17                                            2,180         2,155
East Bay Municipal Utility District Water System
  Revenue Refunding Bonds / (FGIC Insurance)
  (Aaa AAA)
  5.00%, 06/01/26                                            4,800         4,488
Encina, California Financing Joint Powers
  Authority Wastewater Revenue Bonds / (AMBAC
  Insurance) (Aaa AAA)
  5.13%, 08/01/14                                            3,160         3,093
Fresno, California Health Facility Revenue Bonds
  (Holy Cross Health System--St. Agnes Medical
  Center) Series 1991 (Aa AA)
  6.50%, 06/01/11                                              550           582

------------------------------------------------------------------------------

                                                             Par         Value
                                                            ------      --------
Los Angeles County, California Public Works
  Finance Authority Lease Revenue Multiple
  Certificates of Participation (Facilities
  Project V) Series 1996A / (AMBAC Insurance)
  (Aaa AAA)
  5.13%, 06/01/17                                           $2,000      $  1,930
Los Angeles County, California Public Works
  Finance Authority Lease Revenue Multiple
  Certificates of Participation (Facilities
  Project) Series 1997A / (MBIA Insurance)
  (Aaa AAA)
  5.25%, 09/01/15                                            1,070         1,055
Los Angeles County, California Public Works
  Financing Authority Lease Revenue Refunding
  Bonds Series 1996A / (MBIA Insurance)
  (Aaa AAA)
  5.25%, 09/01/13                                            2,000         1,995
Los Angeles County, California Transportation
  Commission Sales Tax Revenue Refunding Bonds
  Series 1991B (A1 AA)
  6.50%, 07/01/13                                              555           593
Los Angeles, California Department of Airports
  Revenue Bonds Series 1995A / (FGIC Insurance)
  (Aaa AAA)
  5.50%, 05/15/10                                              560           579
Los Angeles, California Department of Water &
  Power Electric Plant Revenue Bonds (Aa3 A+)
  6.00%, 01/15/11                                              865           910
Northern California Power Agency Multiple
  Capital Facilities Revenue Bonds Series
  1992A / (MBIA Insurance) (Aaa AAA)
  6.50%, 08/01/12                                            3,300         3,613
Oceanside, California Building Authority
  Certificates of Participation Refunding Bonds
  Series 1993A (A BBB+)
  6.38%, 04/01/12                                            1,250         1,308
Orange County, California Community Facilities
  District Special Tax Revenue Bonds (Number
  87-4) Series A / (MBIA Insurance) (Aaa AAA)
  5.25%, 08/15/19                                            2,000         1,945
Orange County, California Water District
  Certificates of Participation (1989 Project)
  (Aa AA)
  6.50%, 08/15/11                                            1,150         1,225
Petaluma, California Consolidated Public
  Facilities Lease Certificates of Participation
  Series 1993A / (AMBAC Insurance) (Aaa AAA)
  5.50%, 08/01/08                                              750           784
Riverside County, California Asset Leasing Corp.
  Revenue Bonds (Riverside County Hospital
  Project) Series B / (MBIA Insurance) (Aaa AAA)
  5.00%, 06/01/19                                            2,000         1,880

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                             Par         Value
                                                            ------      --------
Sacramento, California Regional Transit District
  Certificates of Participation Series 1992A
  (A1 -)
  6.38%, 03/01/05                                           $  250      $    267
Sacramento, California Regional Transit District
  Refunding Certificates of Participation (Light
  Rail Transportation Project) (A2 A+)
  6.75%, 07/01/07                                            2,000         2,172
San Bernardino County, California Transportation
  Authority Tax Revenue Series A / (MBIA
  Insurance) (Aaa AAA)
  6.25%, 03/01/10                                            4,000         4,500
San Bernardino County, California Certificates
  of Participation (West Valley Detention
  Center) / (MBIA Insurance) (Aaa AAA)
  6.50%, 11/01/12                                              420           459
San Diego, California Public Facilities Finance
  Authority Sewer Revenue Bonds / (FGIC
  Insurance) (Aaa AAA)
  5.00%, 05/15/25                                            4,045         3,777
San Diego, California Public Facilities
  Financing Authority Sewer Revenue
  Bonds / (FGIC Insurance) (Aaa AAA)
  5.25%, 05/15/22                                            2,500         2,431
San Francisco, California Bay Area Rapid Transit
  District Sales Tax Revenue Bonds Series 1995 /
  (FGIC Insurance) (Aaa AAA)
  5.50%, 07/01/15                                            1,500         1,508
  5.50%, 07/01/20                                            2,000         1,995
San Francisco, California City & County Airports
  Revenue Bonds 2nd Series, Issue 11 / (FGIC
  Insurance) (Aaa AAA)
  6.20%, 05/01/19                                            2,000         2,107
  5.63%, 05/01/21                                            2,000         2,023
San Francisco, California Downtown Parking Corp.
  Revenue Bonds (A -)
  6.65%, 04/01/18                                              500           536
Santa Clara County, California Financing
  Authority Lease Revenue Bonds (VMC Facility
  Replacement Project) Series 1994A / (AMBAC
  Insurance) (Aaa AAA)
  7.75%, 11/15/10                                            1,460         1,845
  6.88%, 11/15/14                                            2,000         2,255
Santa Clara, California Redevelopment Agency Tax
  Allocation Revenue Refunding Bonds (Bayshore
  North Project) / (AMBAC Insurance) (Aaa AAA)
  7.00%, 07/01/10                                            1,500         1,789
Southern California Public Power Authority
  Revenue Bonds (San Juan Power Project Unit 3)
  Series 1993A / (MBIA Insurance) (Aaa AAA)
  5.38%, 01/01/08                                            1,000         1,035
  5.00%, 01/01/20                                            2,000         1,880

------------------------------------------------------------------------------

                                                             Par         Value
                                                            ------      --------
Temecula, California Community Services District
  Certificates of Participation (Community
  Recreation Center Project) Series 1992 (- A)
  7.12%, 10/01/12                                           $1,000      $  1,100
Tri City, California Hospital District Revenue
  Bonds Series 1996A / (MBIA Insurance)
  (Aaa AAA)
  5.63%, 02/15/17                                            1,000         1,009
University of California Revenue Refunding Bonds
  (Multi Purpose Projects) Series C / (AMBAC
  Insurance) (Aaa AAA)
  5.13%, 09/01/18                                            2,500         2,409
Vallejo, California Revenue Refunding Bonds
  Water Import Series A / (FSA Insurance)
  (Aaa AAA)
  5.70%, 05/01/16                                            2,000         2,037
West & Central Basin Financing Authority West
  Basin Revenue Bonds Series 1997A / (AMBAC
  Insurance) (Aaa AAA) (d)
  5.13%, 08/01/22                                            3,500         3,338
West Basin County, California Municipal Water
  District Certificates of Participation Revenue
  Refunding Bonds Series 1997A / (AMBAC
  Insurance) (Aaa AAA)
  5.50%, 08/01/22                                            1,000           999
West Basin Municipal Water District Certificates
  of Participation Revenue Refunding Bonds
  Series 1997A / (AMBAC Insurance) (Aaa AAA)
  5.50%, 08/01/17                                              500           501
Westminster, California Public Financing
  Authority Certificates of Participation (1994
  Civic Center & Street Improvement Project)
  (- A-)
  7.00%, 06/01/19                                            3,325         3,620
                                                                        --------
TOTAL MUNICIPAL BONDS
  (Cost $115,030)                                                        120,589
                                                                        --------
VARIABLE RATE OBLIGATIONS--3.3%(b)
California Pollution Control Financing Authority
  Revenue
  Bonds (Burney Forest Production Project)
  Series 1988A / (Fleet Bank N.A. LOC) (A1 -)
  3.60%, 09/01/97                                              300           300
California Pollution Control Financing Authority
  Revenue Bonds (Shell Oil Corp. Project) Series
  1991B (Aa1 AAA)
  3.35%, 09/01/97                                              100           100
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison)
  Series 1986A (A1 A+)
  3.50%, 09/01/97                                              300           300

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                             Par         Value
                                                            ------      --------
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison)
  Series 1986D (A1 A+)
  3.50%, 09/01/97                                           $  200      $    200
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Shell
  Martinez) Series 96A (Shell Corp. Guaranty)
  (Aaa AAA)
  3.40%, 09/01/97                                              500           500
Irvine Ranch Water District Capital Improvement
  Revenue Bonds Series 1986 / (Toronto-Dominion
  Bank LOC) (Aa2 -)
  3.40%, 09/01/97                                              100           100
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (Districts 105, 250 & 290)
  Series 1991 / (National Westminster Bank PLC
  LOC) (Aa2 AA)
  3.40%, 09/01/97                                              300           300
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1985A-3 / (Landesbank
  Hessen-Thuringen Girozentrale LOC) (- AAA)
  3.40%, 09/01/97                                              100           100
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1985B-3 / (Landesbank
  Hessen-Thuringen Girozentrale LOC) (- AAA)
  3.35%, 09/01/97                                              200           200
Irvine Ranch Water District Variable Improvement
  Bond District 284 Series 1988A / (Landesbank
  Hessen-Thuringen Girozentrale LOC) (- AAA)
  3.35%, 09/01/97                                              300           300
Irvine Ranch, California Water District
  Consolidated Revenue Refunding Bonds Election
  (Improvement District No. 282) Series
  1988A / (Landesbank Hessen-Thuringen
  Girozentrale LOC) (- AAA)
  3.35%, 09/01/97                                              300           300
Irvine Ranch, California Water District
  Consolidated Revenue Refunding Bonds Series
  1993A / (Bank of America LOC) (Aa2 AA-)
  3.35%, 09/01/97                                              700           700
Orange County, California Water District
  Improvement Bond Act 1915 Revenue Bonds
  (Irvine Coast Assessment District) Number
  88-1 / (Kredietbank, N.V. & Societe Generale
  LOC) (Aa3 AA-)
  3.55%, 09/01/97                                              700           700
                                                                        --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $4,100)                                                            4,100
                                                                        --------

------------------------------------------------------------------------------

                                                             Par         Value
                                                            ------      --------
SHORT-TERM INVESTMENTS--0.0%(c)
Provident Institutional Funds-- California Money
  Fund Portfolio
  2.82%, 09/07/97                                           $    9      $      9
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $9)                                                                    9
                                                                        --------
TOTAL INVESTMENTS--100%
  (Cost $119,139)                                                       $124,698
                                                                        ========

------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS

Parenthetical disclosures which follow each security represent independent bond ratings, where available, as provided by Moody Investor Services, Inc. and Standard & Poor's Ratings Group which were in effect on the report date.

(a) Interest rates represent coupon rate of security.

(b) Interest rates vary periodically based on current market rates. Rates shown are the effective rates on report date. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features and which mature in less than one year, the next interest reset date is shown.

(c) Interest rates represent the yield on report date.

(d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

                         Abbreviations
----------------------------------------------------------------
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
August 31, 1997

                                                     Schwab          Schwab
                                                   California      California
                                               Short/Intermediate  Long-Term
                                                    Tax-Free       Tax-Free
                                                   Bond Fund       Bond Fund
                                                 --------------    -----------
ASSETS
Investments, at value
  (Cost: $58,520 and $119,139, respectively)         $59,266        $124,698
Interest receivable                                      740           1,809
Receivable for Fund shares sold                           --             391
Deferred organization costs                                1               2
Prepaid expenses                                           1               1
                                                     -------        --------
    Total assets                                      60,008         126,901
                                                     -------        --------
LIABILITIES
Payable for:
  Dividends                                               38             100
  Fund shares redeemed                                     8              22
  Investments purchased                                1,039           1,441
  Investment advisory and administration fees             --               1
  Other                                                   47              53
                                                     -------        --------
    Total liabilities                                  1,132           1,617
                                                     -------        --------
Net assets applicable to outstanding shares          $58,876        $125,284
                                                     =======        ========
NET ASSETS CONSIST OF:
  Paid-in-capital                                    $58,915        $120,937
  Undistributed net investment income                     12              37
  Accumulated net realized loss on
    investments sold                                    (797)         (1,249)
  Net unrealized gain on investments                     746           5,559
                                                     -------        --------
                                                     $58,876        $125,284
                                                     =======        ========
PRICING OF SHARES
  Outstanding shares, $0.00001 par value
    (unlimited shares authorized)                      5,797          11,291
  Net asset value, offering and redemption
    price per share                                   $10.16          $11.10

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Year ended August 31, 1997

                                                     Schwab         Schwab
                                                   California      California
                                               Short/Intermediate  Long-Term
                                                    Tax-Free       Tax-Free
                                                   Bond Fund       Bond Fund
                                                 --------------    ----------
Interest income                                      $2,401          $ 6,360
                                                     ------          -------
Expenses:
  Investment advisory and administration fees           209              460
  Transfer agency and shareholder service
    fees                                                128              281
  Custodian fees                                         36               73
  Professional fees                                      30               32
  Shareholder reports                                    26               46
  Trustees' fees                                          7                7
  Registration fees                                       3                4
  Amortization of deferred organization costs             1                1
  Other expenses                                         17               21
                                                     ------          -------
                                                        457              925
Less expenses reduced (see Note 4)                     (207)            (375)
                                                     ------          -------
  Total expenses incurred by Fund                       250              550
                                                     ------          -------
Net investment income                                 2,151            5,810
                                                     ------          -------
Net realized gain on investments sold                    51            1,036
Increase in net unrealized gain on
  investments                                           522            3,626
                                                     ------          -------
  Net gain on investments                               573            4,662
                                                     ------          -------
Increase in net assets resulting from
  operations                                         $2,724          $10,472
                                                     ======          =======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                  Schwab California            Schwab California
                                                 Short/Intermediate                Long-Term
                                                 Tax-Free Bond Fund           Tax-Free Bond Fund
                                              -------------------------    -------------------------
                                                              Year ended August 31,
                                                 1997           1996          1997           1996
                                              -----------    ----------    -----------    ----------
Operations:
 Net investment income                          $ 2,151       $  1,820      $   5,810      $  5,205
 Net realized gain (loss) on investments
   sold                                              51            (12)         1,036           442
 Increase (decrease) in net unrealized gain
   on investments                                   522           (102)         3,626           359
                                                -------        -------       --------      --------
 Increase in net assets resulting from
   operations                                     2,724          1,706         10,472         6,006
                                                -------        -------       --------      --------
Dividends to shareholders from net
 investment income                               (2,150)        (1,820)        (5,809)       (5,205)
                                                -------        -------       --------      --------
Capital share transactions:
 Proceeds from shares sold                       27,426         19,657         38,540        31,008
 Net asset value of shares issued in
   reinvestment of dividends                      1,635          1,443          3,624         3,436
 Less payments for shares redeemed              (16,547)       (15,837)       (23,159)      (23,674)
                                                -------        -------       --------      --------
 Increase in net assets from capital share
   transactions                                  12,514          5,263         19,005        10,770
                                                -------        -------       --------      --------
Total increase in net assets                     13,088          5,149         23,668        11,571
Net assets:
 Beginning of period                             45,788         40,639        101,616        90,045
                                                -------        -------       --------      --------
 End of period (including undistributed net
   investment income of $12, $11, $37 and
   $36, respectively)                           $58,876       $ 45,788      $ 125,284      $101,616
                                                =======        =======       ========      ========
Number of Fund shares:
 Sold                                             2,711          1,951          3,532         2,893
 Reinvested                                         162            143            333           321
 Redeemed                                        (1,638)        (1,572)        (2,132)       (2,210)
                                                -------        -------       --------      --------
 Net increase in shares outstanding               1,235            522          1,733         1,004
Shares outstanding:
 Beginning of period                              4,562          4,040          9,558         8,554
                                                -------        -------       --------      --------
 End of period                                    5,797          4,562         11,291         9,558
                                                =======        =======       ========      ========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                     Schwab California Short/Intermediate
                                                              Tax-Free Bond Fund
                                             -----------------------------------------------------
                                                                                          Period
                                                      Year ended August 31,               ended
                                             ----------------------------------------   August 31,
                                              1997       1996       1995       1994       1993++
                                             -------    -------    -------    -------   ----------
Net asset value at beginning of period       $ 10.04    $ 10.06    $  9.89    $ 10.13    $  10.00
Income from investment operations
---------------------------------
 Net investment income                          0.43       0.43       0.42       0.37        0.13
 Net realized and unrealized gain (loss) on
   investments                                  0.12      (0.02)      0.17      (0.24)       0.13
                                             -------    -------    -------    -------     -------
 Total from investment operations               0.55       0.41       0.59       0.13        0.26
Less distributions
------------------
 Dividends from net investment income          (0.43)     (0.43)     (0.42)     (0.37)      (0.13)
 Distributions from realized gain on
   investments                                    --         --         --         --          --
                                             -------    -------    -------    -------     -------
 Total distributions                           (0.43)     (0.43)     (0.42)     (0.37)      (0.13)
                                             -------    -------    -------    -------     -------
Net asset value at end of period             $ 10.16    $ 10.04    $ 10.06    $  9.89    $  10.13
                                             =======    =======    =======    =======     =======
Total return (not annualized)                   5.54%      4.11%      6.17%      1.29%       2.57%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)            $58,876    $45,788    $40,639    $48,649    $ 44,545
 Ratio of expenses to average net assets+       0.49%      0.49%      0.50%      0.48%       0.45%*
 Ratio of net investment income
   to average net assets+                       4.21%      4.23%      4.29%      3.69%       3.49%*
 Portfolio turnover rate                          23%        20%        62%        35%          0%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average  net assets      0.89%      0.87%      0.84%      0.86%       1.25%*
  Ratio of net investment income  to average
   net assets                                   3.81%      3.85%      3.95%      3.31%       2.69%*

++ For the period April 21, 1993 (commencement of operations) to August 31,
   1993.

*  Annualized

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------

                                          Schwab California Long-Term Tax-Free Bond Fund
                                -------------------------------------------------------------------
                                                                             Eight
                                                                             months       Period
                                         Year ended August 31,               ended        ended
                                ----------------------------------------   August 31,  December 31,
                                  1997       1996      1995       1994        1993        1992++
                                --------   --------   -------   --------   ----------  ------------
Net asset value at
 beginning of period            $  10.63   $  10.53   $ 10.40   $  11.26    $  10.58     $  10.00
Income from investment
----------------------
 operations
 ----------
 Net investment income              0.56       0.57      0.56       0.56        0.38         0.51
 Net realized and unrealized
   gain (loss) on investments       0.47       0.10      0.13      (0.74)       0.68         0.58
                                --------   --------   -------   --------    --------     --------
 Total from investment
   operations                       1.03       0.67      0.69      (0.18)       1.06         1.09
Less distributions
------------------
 Dividends from
   net investment income           (0.56)     (0.57)    (0.56)     (0.56)      (0.38)       (0.51)
 Distributions from realized
   gain on investments                --         --        --      (0.12)         --           --
                                --------   --------   -------   --------    --------     --------
 Total distributions               (0.56)     (0.57)    (0.56)     (0.68)      (0.38)       (0.51)
                                --------   --------   -------   --------    --------     --------
Net asset value at end of
 period                         $  11.10   $  10.63   $ 10.53   $  10.40    $  11.26     $  10.58
                                ========   ========   =======   ========    ========     ========
Total return (not annualized)       9.95%      6.43%     6.98%     (1.70)%     10.13%       11.10%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period
   (000s)                       $125,284   $101,616   $90,045   $106,432    $138,067     $ 72,969
 Ratio of expenses to average
   net assets+                      0.49%      0.49%     0.58%      0.60%       0.60%*       0.45%*
 Ratio of net investment income
   to average net assets+           5.17%      5.30%     5.54%      5.12%       5.18%*       5.72%*
 Portfolio turnover rate              35%        36%       46%        48%         47%         124%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average
    net assets                      0.82%      0.82%     0.81%      0.80%       0.87%*       1.05%*
  Ratio of net investment
   income
    to average net assets           4.84%      4.97%     5.31%      4.92%       4.91%*       5.12%*

++ For the period February 24, 1992 (commencement of operations) to December 31, 1992.

*  Annualized

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended August 31, 1997

1. DESCRIPTION OF THE FUNDS

The Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab California Long-Term Tax-Free Bond Fund (the "Funds") are series of Schwab Investments (the "Trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on October 26, 1990 and registered under the Investment Company Act of 1940, as amended.

In addition to the Funds, the Trust also offers the Schwab 1000 Fund(R), Schwab Short/Intermediate Government Bond Fund, Schwab Long-Term Government Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the most recent bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities within 60 days or less of maturity are stated at amortized cost, which approximates market value.

Security transactions and interest income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Interest income is accrued on a daily basis and includes amortization of premium on investments. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised by the issuer, any remaining premium is amortized through the final maturity date.

------------------------------------------------------------------------------

Dividends to shareholders -- Each Fund declares a daily dividend, from its net investment income for that day, payable monthly. Distributions of net capital gains, if any, are recorded on ex-dividend date, payable annually on a calendar year basis.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

All distributions paid by Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab California Long-Term Tax-Free Bond Fund during the year ended August 31, 1997 qualify as exempt interest dividends for federal tax purposes.

At August 31, 1997, (for financial reporting and federal income tax purposes), net unrealized gain for the Schwab California Short/Intermediate Tax-Free Bond Fund aggregated $746,000, of which $763,000 related to appreciated securities and $17,000 related to depreciated securities, and net unrealized gain for the Schwab California Long-Term Tax-Free Bond Fund aggregated $5,559,000, of which $5,616,000 related to appreciated securities and $57,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Funds each pay an annual fee, payable monthly, of 0.41% of each Fund's average daily net assets. The Investment

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

Manager has reduced a portion of its fee for the year ended August 31, 1997 (see
Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced a portion of its fees for the year ended August 31, 1997 (see
Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended August 31, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $14,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit each Fund's ratio of operating expenses to average net assets. For the year ended August 31, 1997, the total of such fees reduced by the Investment Manager and Schwab was $110,000 and $97,000 for the Schwab California Short/Intermediate Tax-Free Bond Fund, respectively, and $222,000 and $153,000 for the Schwab California Long-Term Tax-Free Bond Fund, respectively.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, during the year ended August 31, 1997, were as follows (in thousands):

                               Schwab California    Schwab California
                               Short/Intermediate       Long-Term
                               Tax-Free Bond Fund   Tax-Free Bond Fund
                               ------------------   ------------------
Purchases                           $ 24,242             $ 58,412
Proceeds of sales and
  maturities                        $ 11,638             $ 38,505

------------------------------------------------------------------------------

To the Trustees
and Shareholders of the Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab California Long-Term Tax-Free Bond Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab California Short/Intermediate Tax-Free Bond Fund and the Schwab California Long-Term Tax-Free Bond Fund (two series constituting part of Schwab Investments, hereafter referred to as the "Trust") at August 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
September 30, 1997

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                             SCHWABFUNDS FAMILY(R)


The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.


                         SCHWAB ASSET ALLOCATION FUNDS

                   Schwab Asset Director(R)-High Growth Fund
                   Schwab Asset Director-Balanced Growth Fund
                 Schwab Asset Director-Conservative Growth Fund Schwab OneSource Portfolios-Growth Allocation
                Schwab OneSource Portfolios-Balanced Allocation

                               SCHWAB STOCK FUNDS

                              Schwab 1000 Fund(R)
                              Schwab S&P 500 Fund
                            Schwab Analytics Fund(R)
                         Schwab Small-Cap Index Fund(R)
                   Schwab OneSource Portfolios-Small Company
                       Schwab International Index Fund(R)
                   Schwab OneSource Portfolios-International

                               SCHWAB BOND FUNDS

         Schwab Government Bond Funds-Long-Term and Short/Intermediate
          Schwab Tax-Free Bond Funds-Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds-Long-Term and Short/Intermediate

                           SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SCHWABFUNDS                                               BULK RATE
FAMILY                                                  U.S. POSTAGE
                                                            PAID
101 Montgomery Street                                  CHARLES SCHWAB
San Francisco, California 94104



Investment Advisor
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Distributor
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF5006(10/97) CRS 20155 Printed on recycled paper.